Pension Plans (Defined Benefit Plan Amount Recognized in Accumulated Other Comprehensive Income (Loss), Pre-tax) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Domestic Pension Plans Of Foreign Entity Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Net prior service credit	¥ 4,110	¥ 5,127
Net actuarial loss	(25,125)	(9,602)
Net transition obligation	(91)	(140)
Total recognized in accumulated other comprehensive loss, pre-tax	(21,106)	(4,615)
Overseas Pension Plans Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Net prior service credit	959	1,074
Net actuarial loss	(17,150)	(26,674)
Net transition obligation	(14)	(19)
Total recognized in accumulated other comprehensive loss, pre-tax	¥ (16,205)	¥ (25,619)